Fair Value (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item		Dec. 31, 2014 USD ($)		Sep. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)
Fair value of loans, percentage	97.30%		98.20%
Threshold at which impaired finance receivables that are placed on non-accrual status are subject to individual review	$ 500,000
Classification error, securities held at fair value through net income	339,700,000				$ 373,400,000
Unpaid principal balance	4,149,800,000		$ 85,300,000
UPB related to impaired loans	172,500,000
Impaired loans unpaid principal balance with no specific allowance	33,300,000		29,200,000
Impaired loans carrying value with no specific allowance	21,900,000		21,200,000
Carrying value of impaired loans	2,845,100,000		58,000,000
Impaired loans carrying amount	$ 121,800,000		$ 45,100,000
Carrying amount of impaired loans percentage of unpaid principal balance	70.60%		53.00%
Assets held for sale	$ 2,092,400,000	[1]	$ 1,218,100,000	[1]		$ 1,003,400,000
Leasing assets acquired	21,380,900,000		14,878,500,000
Deposit balance error affecting the fair value balance			134,000,000
Level 1 [Member]
Assets held for sale	21,100,000
Level 2 [Member]
Assets held for sale	51,100,000
Leasing assets acquired	1,000,000,000		1,600,000,000
Unsecured borrowings	10,700,000,000		12,000,000,000
Debt Instrument, Face Amount	5,100,000,000		3,300,000,000
Level 3 [Member]
Assets held for sale (excluding leases)	1,652,500,000
Debt Instrument, Face Amount	$ 2,700,000,000		$ 3,200,000,000
Minimum [Member]
Discount rate	4.40%
Threshold at which impaired finance receivables that are placed on non-accrual status are subject to individual review	$ 500,000
Maximum [Member]
Discount rate	13.00%
OneWest Bank [Member]
Probable amount of holdback to be paid	$ 62,400,000
OneWest Bank [Member] | Minimum [Member]
Range of potential holdback to be paid	$ 0
Discount rate	4.00%
OneWest Bank [Member] | Maximum [Member]
Range of potential holdback to be paid	$ 116,000,000
Discount rate	6.00%
FDIC Receivable [Member]
Percent of future cash flows from underlying loans and real estate properties	40.00%
Other Real Estate Owned (OREO) [Member]
Real estate, fair value	$ 128,600,000
Other Real Estate Owned (OREO) [Member] | Minimum [Member]
Estimated appraised value of sales prices, percent	4.50%
Other Real Estate Owned (OREO) [Member] | Maximum [Member]
Estimated appraised value of sales prices, percent	42.70%
Other Real Estate Owned (OREO) [Member] | Weighted Average [Member]
Estimated appraised value of sales prices, percent	5.90%
Securities Carried At Fair Value With Changed Recorded In Net Income [Member]
Real estate, fair value	$ 340,000,000
FDIC True-Up Liability [Member] | La Jolla Transaction [Member]
Number of days after the loss sharing agreement maturity	45 days
Consideration Holdback Liability [Member] | OneWest Bank [Member]
Number of consideration holdback liabilities | item	4
Reduction in cash consideration due to trailing risks	$ 116,000,000
Consideration Holdback Liability [Member] | OneWest Bank [Member] | Minimum [Member]
Holdback periods	1 year
Consideration Holdback Liability [Member] | OneWest Bank [Member] | Maximum [Member]
Holdback periods	5 years

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company's interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company's interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.